Revenue from contract with customer (Details) € in Millions, $ in Millions				1 Months Ended	2 Months Ended	12 Months Ended
	Dec. 20, 2019 USD ($)	Oct. 07, 2019 USD ($)	Jan. 02, 2018 USD ($) item	Jan. 31, 2018 USD ($)	Dec. 20, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2004 EUR (€)
Revenue from contract with customer
Revenue from contracts with customers						SFr 2,762,830		SFr 6,043,855
Indivior PLC
Revenue from contract with customer
Number of distinct material promises and performance obligations | item			2
Indivior PLC | Rights granted
Revenue from contract with customer
Revenue from contracts with customers				$ 5.0			$ 5.0	4,900,000
Indivior PLC | Research
Revenue from contract with customer
Revenue from contracts with customers						2,800,000		1,200,000
Initial research term			2 years
Increment period for extension of research term			12 months
Number of newly identified components selected | item			1
Additional funding for research and development costs incurred | $	$ 0.8	$ 0.8			$ 1.6
Contract liabilities						900,000		200,000
Indivior PLC | Research | Minimum
Revenue from contract with customer
Annual funding for research and development costs incurred | $			$ 2.0
Indivior PLC | Achievement of pre-specified milestones
Revenue from contract with customer
Variable consideration allocated to contract | $			$ 330.0
Indivior PLC | Indivior PLC | Research
Revenue from contract with customer
Number of newly identified components selected | item			1
Janssen Pharmaceuticals Inc. | Development
Revenue from contract with customer
Revenue from contracts with customers						SFr 0		SFr 0
Janssen Pharmaceuticals Inc. | Development | Maximum
Revenue from contract with customer
Variable consideration allocated to contract | €									€ 109